Cover Letter

Leonard E. Neilson

Attorney at Law

8160 South Highland Drive

Suite 104

Sandy, Utah 84093

Phone:  (801) 733-0800

Fax:  (801) 733-0808

August 27, 2014

Securities and Exchange Commission

Office of Document Control

450 Fifth Street N.W.

Washington, D.C. 20549

VIA:  EDGAR

Re:

Westgate Acquisitions Corporation

File No.  000-53084

Amendment No. 1 to Form 10-K (for the period ended December 31, 2013)

To Whom It May Concern:

Please find herewith transmitted by EDGAR, Amendment No. 1 to Form 10-K filed on behalf of Westgate Acquisitions Corporation for the fiscal year ended December 31, 2013.

Please direct all correspondences concerning this filing and Westgate Acquisitions Corporation to this office.

Yours truly,

Leonard E. Neilson

:ae

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